Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2025
Marketable Securities
Schedule of fair value of marketable securities

In $000s
Balance, December 31, 2023	$1,554
Sold	(38)
Realized gain	21
Unrealized loss	(588)
Balance, December 31, 2024	$949
Purchased	11,500
Acquired from sale of exploration and evaluation assets	4,560
Sold	(979)
Realized gain	30
Unrealized gain	13,607
Balance, December 31, 2025	$29,667